Investments in associates and joint ventures - Composition and movements (Details) - COP ($) $ in Billions	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Joint ventures
Investments in joint ventures	$ 5,588	$ 5,585
Associates
Investments in associates	2,410	2,463
Total investments in subsidiaries, joint ventures and associates	7,998	8,048	$ 8,652
Cost
Joint ventures
Investments in joint ventures	5,990	5,987
Associates
Investments in associates	2,419	2,472
Gases del Caribe S.A. E.S.P. | Cost
Associates
Investments in associates	1,525	1,518
ATP Tower Holdings | Cost
Associates
Investments in associates	602	655
Gas Natural del Oriente S.A. E.S.P. | Cost
Associates
Investments in associates	145	153
Gases de la Guajira S.A. E.S.P. | Cost
Associates
Investments in associates	72	72
E2 Energia Eficiente S.A. E.S.P. | Cost
Associates
Investments in associates	33	33
Extrucol S.A. | Cost
Associates
Investments in associates	29	29
Serviport S.A. | Cost
Associates
Investments in associates	9	9
Serviport S.A. | Accumulated impairment
Associates
Investments in associates	(9)	(9)
Sociedad Portuaria Olefinas y Derivados S.A. | Cost
Associates
Investments in associates	4	3
Interligacao Eletrica Do Madeira S.A. | Cost
Joint ventures
Investments in joint ventures	1,633	1,658
Transmissora Alianca de Energia Eletrica S.A. | Cost
Joint ventures
Investments in joint ventures	1,404	1,434
Equion Energia Limited | Cost
Joint ventures
Investments in joint ventures	1,026	1,077
Equion Energia Limited | Accumulated impairment
Joint ventures
Investments in joint ventures	(393)	(393)
Interligacao Eletrica Ivai S.A. | Cost
Joint ventures
Investments in joint ventures	494	473
Interligacao Eletrica Garanhuns S.A. | Cost
Joint ventures
Investments in joint ventures	477	466
Interligacao Eletrica Paraguacu S.A. | Cost
Joint ventures
Investments in joint ventures	347	347
Interligacao Eletrica Aimores. S.A. | Cost
Joint ventures
Investments in joint ventures	237	235
Conexion Kimal Lo Aguirre S.A. | Cost
Joint ventures
Investments in joint ventures	233	164
Ecodiesel Colombia S.A. | Cost
Joint ventures
Investments in joint ventures	88	83
Consorcio Electrico Yapay S.A. | Cost
Joint ventures
Investments in joint ventures	29	25
Transnexa S.A. E.M.A. | Cost
Joint ventures
Investments in joint ventures	9	9
Transnexa S.A. E.M.A. | Accumulated impairment
Joint ventures
Investments in joint ventures	(9)	(9)
PA Energia para la paz | Cost
Joint ventures
Investments in joint ventures	9	9
Interconexion Electrica Colombia Panama S.A. | Cost
Joint ventures
Investments in joint ventures	3	6
Derivex S.A. | Cost
Joint ventures
Investments in joint ventures	$ 1	$ 1